Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38313
Entity Registrant Name	iClick Interactive Asia Group Limited
Entity Central Index Key	0001697818
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15/F
Entity Address, Address Line Two	Prosperity Millennia Plaza
Entity Address, Address Line Three	663 King’s Road
Entity Address, City or Town	Quarry Bay
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	American Depositary Shares, one representing five Class A ordinary shares, par value US$0.001 per share*
Trading Symbol	ICLK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers
Auditor Location	Hong Kong, China
Auditor Firm ID	1389
Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,045,657
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	45,011,230
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,034,427
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	15/F
Entity Address, Address Line Two	Prosperity Millennia Plaza
Entity Address, Address Line Three	663 King’s Road
Entity Address, City or Town	Quarry Bay
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
City Area Code	852
Local Phone Number	3700 9000
Contact Personnel Name	David Zhang
Contact Personnel Email Address	david.zhang@i-click.com